Other investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Other investments
Other investments - non-current	$ 933	$ 727	$ 833
Fixed deposits	80	37	40
Other investments - current	1,230	884	849
Equity securities
Other investments
Equity securities at fair value through other comprehensive income			833
Equity securities available for sale	933	727
Equity securities | Available-for-sale | Other operating income and expense
Other investments
Impairment charges	14	21
Fixed income securities
Other investments
Fixed income securities at fair value through profit and loss			$ 809
Fixed income securities available for sale	$ 1,150	$ 847